Note 5 - Accrued Expenses	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
5.	Accrued Expenses

The accrued expenses consist of:
	December 31, 2018	December 31, 2019

Accrued payroll expenses	74,169	112,381
Accrued interest expense	694,437	586,186
Accrued general and administrative expenses	114,432	68,336
Accrued commissions	15,039	52,175
Other accrued expenses	268,132	145,345
Total	1,166,209	964,423